Document and Entity Information	Oct. 31, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Oct. 31, 2025
Entity Central Index Key	0000320351
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Investment Company Type	N-1A